Form N-1A Cover	Jun. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Victory Portfolios II
Entity Central Index Key	0001547580
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Prospectus Date	Nov. 01, 2025
Supplement to Prospectus [Text Block]	The effective duration of the Fund is generally within one year of that of the Bloomberg 1-3 Year Credit Index.With respect to the VictoryShares Core Intermediate Bond ETF, the second sentence found under the “Principal Investment Strategy” section on page 1 of the Summary Prospectus and on page 8 of the Prospectus is deleted and replaced with the following:The effective duration of the Fund is generally within two years of that of the Bloomberg U.S. Aggregate Index.